Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,915,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,661.39
Total Offset Amount	0.00
Net Fee	3,661.39
Narrative - Max Aggregate Offering Price	$ 23,915,000.00
Final Prospectus	true